United States
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OF QUARTER ENDED: 09-30-99

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):        [   ] is a restatement.
                                         [   ] adds new holdings entries.


INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:                          Capital Technology, Inc.
ADDRESS:                       P.O. Box 472428
                               Charlotte, NC 28247-2428

13F FILE NUMBER: 28-2422
                 -------

I REPRESENT THAT I AM AUTHORIZED TO SUBMIT THIS FORM AND THAT ALL INFORMATION IN THIS FORM AND THE ATTACHMENTS TO IT IS TRUE, CORRECT AND COMPLETE AND I UNDERSTAND THAT ALL REQUIRED ITEMS, STATEMENTS AND SCHEDULES ARE INTEGRAL PARTS OF THIS FORM AND THAT THE SUBMISSION OF ANY AMENDMENT REPRESENTS THAT ALL UNAMENDED ITEMS, STATEMENTS AND SCHEDULES REMAIN TRUE, CORRECT AND COMPLETE AS PREVIOUSLY SUBMITTED.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


Person Signing this Report on Behalf of Reporting Manager:

Name:          Katy Y. Whitt
Title:         Vice President
Phone:         704-541-1437



Signature, Place, and Date of Signing:

    /s/ Katy Y. Whitt                   Charlotte, NC              10/15/99
    ----------------------------    ----------------------------   -----------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          -0-
                                                  -------------------------

                                                            66
Form 13F Information Table Entry Total:           -------------------------

Form 13F Information Table Value Total:          $        210,127
                                                  -------------------------
                                                          (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE








                                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3DO Company                    COM              88553w105     1791   178000 SH       SOLE                    68200            109800
Adaptive Broadband Corp.       COM              00650m104    14215   424320 SH       SOLE                   177120            247200
American Software Inc.         COM              029683109     1905   662750 SH       SOLE                   232250            430500
Applied Signal Technology Inc. COM              038237103     3131   321100 SH       SOLE                    85300            235800
Aura Systems Inc.              COM              051526101      591  4724700 SH       SOLE                  1920600           2804100
Bank Plus Corp.                COM              064446107     1410   327000 SH       SOLE                   123500            203500
Barr Laboratories, Inc.        COM              068306109     4820   151800 SH       SOLE                    68200             83600
Bay View Capital               COM              07262L101     1994   150500 SH       SOLE                    57400             93100
Billing Concepts Corp.         COM              090063108     3977   795300 SH       SOLE                   302400            492900
CBRL Group, Inc.               COM              12489v106     5349   345100 SH       SOLE                   152400            192700
CMI Corp                       COM              125761304     4698   671100 SH       SOLE                   261400            409700
Cable Design Technologies Corp COM              126924109     6873   301300 SH       SOLE                   114700            186600
Cellstar Corp.                 COM              150925105      115    15300 SH       SOLE                    15300
Centigram Communications Corp. COM              152317103      930    85000 SH       SOLE                    85000
Chattem Inc.                   COM              162456107     4627   209700 SH       SOLE                   121700             88000
Chiquita Brands Intl           COM              170032106     4050   682100 SH       SOLE                   259600            422500
Cooper Companies Inc.          COM              216648402     9108   295000 SH       SOLE                   110700            184300
Cullen/Frost Bankers, Inc.     COM              229899109     4455   178200 SH       SOLE                    77400            100800
DAW Technologies Inc           COM              239220106      604   840500 SH       SOLE                   596900            243600
Dayton Superior Corp.          COM              240028100      581    34200 SH       SOLE                    34200
Del Global Technologies Corp.  COM              245073101     3100   393600 SH       SOLE                   148600            245000
Detroit Diesel                 COM              250837101     1756    94900 SH       SOLE                    23800             71100
Dura Pharmaceuticals Inc       COM              26632s109     3649   261800 SH       SOLE                   114700            147100
First Charter Corp             COM              319439105      180    10300 SH       SOLE                    10300
First Washington Bancorp Inc.  COM              33748t104     4135   236280 SH       SOLE                    95990            140290
Fleetwood Enterprises          COM              339099103     2693   133400 SH       SOLE                    31400            102000
Franklin Covey Co.             COM              353469109     4202   546600 SH       SOLE                   206300            340300
GT Interactive Software Corp.  COM              36236e109     5840  2009500 SH       SOLE                   777200           1232300
GameTech International Inc.    COM              36466d102     1224   310900 SH       SOLE                   116400            194500
Government Technology Services COM              383750106      936   267500 SH       SOLE                                     267500
Granite Construction Inc.      COM              387328107     5585   214300 SH       SOLE                    96600            117700
IEC Electronics Corp           COM              44949L105      832   316820 SH       SOLE                   128920            187900
J. Jill Group Inc.             COM              466189107      898   191500 SH       SOLE                    21500            170000
Laboratory Corp. of America Ho COM              50540r102     4372  1589750 SH       SOLE                   783950            805800
Logility, Inc.                 COM              54140y103      870   236000 SH       SOLE                    36000            200000
Lone Star Steakhouse           COM              542307103     3149   409600 SH       SOLE                   155200            254400
Meadow Valley Corp.            COM              583185103      630   144000 SH       SOLE                    82500             61500
Merix Corp.                    COM              590049102     2435   187300 SH       SOLE                    72200            115100
Midway Games                   COM              598148104     9127   579500 SH       SOLE                   220100            359400
Mississippi Chemical Corp.     COM              605288208     1900   271400 SH       SOLE                   104400            167000
NBTY Inc.                      COM              628782104     5572   730800 SH       SOLE                   329200            401600
NetManage Inc.                 COM              641144100     2587  1254300 SH       SOLE                   260300            994000
Parexel International          COM              699462107     3826   419300 SH       SOLE                   159600            259700
Patina Oil & Gas Corp.         COM              703224105     2934   330600 SH       SOLE                   126400            204200
Pillowtex Corp.                COM              721501104     2868   382400 SH       SOLE                   168300            214100
Printrak International Inc.    COM              742574106     3198   456900 SH       SOLE                   319500            137400
RF Monolithics Inc.            COM              74955f106      958    93500 SH       SOLE                    35300             58200
Raymond James Financial, Inc.  COM              754730109     4360   218700 SH       SOLE                    90300            128400
Republic Services, Inc.        COM              760759100     1147   105500 SH       SOLE                    40000             65500
Rexall Sundown Inc.            COM              761648104     2323   188700 SH       SOLE                    22300            166400
Scios Inc.                     COM              808905103     3710  1006000 SH       SOLE                   377500            628500
Silicon Valley Bancshares      COM              827064106     5665   234800 SH       SOLE                   104500            130300
Sovereign Bancorp              COM              845905108     3583   394000 SH       SOLE                   166100            227900
Stein Mart Inc                 COM              858375108     3972   557500 SH       SOLE                   212200            345300
Swift Energy Co.               COM              870738101     5022   397800 SH       SOLE                   147700            250100
Sybase Inc.                    COM              871130100     4253   360000 SH       SOLE                   135100            224900
Systems and Computer Technolog COM              871873105     2097   166900 SH       SOLE                    75400             91500
Transportation Technologies In COM              89388t101     4938   285200 SH       SOLE                                     285200
Trinity Industries, Inc.       COM              896522109      281     9100 SH       SOLE                     9100
Uno Restaurant Corp.           COM              914900105     4315   363400 SH       SOLE                    82700            280700
VTEL Corp.                     COM              918333105     2509   680500 SH       SOLE                   258500            422000
Viasoft Inc.                   COM              92552u102     3023   351800 SH       SOLE                   130200            221600
Wall Data Inc.                 COM              932045107     1415   263300 SH       SOLE                   104500            158800
Xionics Document Technologies, COM              98412x103     2568   437100 SH       SOLE                   165600            271500
Laboratory Corp of Am.Pfd Seri PFD CV           50540R201      264     4722 SH       SOLE                     4222               500
Boston Chicken Cv. Deb.        CONV             100578ac7        2    32000 PRN      SOLE                                      32000

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